Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,151,506,000.00
Total Fee Amount	435,222.98
Total Offset Amount	0.00
Net Fee	$ 435,222.98
Offering Table N/A
Offset Table N/A	N/A